Significant Accounting Policies (Details) - Schedule of Expense (Income) from Derivatives Instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expense (income) from derivatives instruments	$ 814	$ 674	$ (33)
Research and development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expense (income) from derivatives instruments	1,144	1,029	(48)
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expense (income) from derivatives instruments	368	365	(21)
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Expense (income) from derivatives instruments	$ 548	$ 481	$ (31)